UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 152.5%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29(1)	$600	$689,448

		$689,448

Education — 9.7%
Grand Valley State University, 5.625%, 12/1/29	$525	$589,712
Grand Valley State University, 5.75%, 12/1/34	525	591,817
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	200	202,796
Michigan State University, 5.00%, 2/15/40	1,000	1,095,060
Michigan State University, 5.00%, 2/15/44	460	500,406

		$2,979,791

Electric Utilities — 1.9%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$580,135

		$580,135

Escrowed/Prerefunded — 9.8%
East Grand Rapids Public Schools, Prerefunded to 5/1/12, 5.00%, 5/1/25	$500	$504,195
Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	560	613,446
Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.90%, 12/1/27	1,250	1,268,200
Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	600	616,434

		$3,002,275

General Obligations — 23.6%
Ann Arbor School District, 4.50%, 5/1/24	$350	$377,486
Charter County of Wayne, 6.75%, 11/1/39	490	553,421
Comstock Park Public Schools, 5.00%, 5/1/28	230	258,490
Comstock Park Public Schools, 5.125%, 5/1/31	275	306,702
Comstock Park Public Schools, 5.25%, 5/1/33	220	244,587
Jenison Public Schools, 5.00%, 5/1/28	500	554,040
Jenison Public Schools, 5.00%, 5/1/30	500	549,530
Kent County, 5.00%, 1/1/25	1,500	1,703,535
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,123,230
Michigan, 5.00%, 11/1/20	1,000	1,225,510
Michigan, 5.50%, 11/1/25	270	319,140

		$7,215,671

Hospital — 25.4%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$185,076
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	123,620
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	310,434
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	410	410,533
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	675	688,135
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,034,580
Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,080	1,104,646

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	$750	$751,072
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	556,155
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,131,970
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	433,895
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,027,730

		$7,757,846

Housing — 1.8%
Michigan Housing Development Authority, 4.60%, 12/1/26	$500	$536,185

		$536,185

Industrial Development Revenue — 4.8%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$656,520
Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	800	807,904

		$1,464,424

Insured-Education — 5.5%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$619,733
Ferris State University, (AGC), 5.25%, 10/1/38	500	540,530
Wayne State University, (AGM), 5.00%, 11/15/35	500	537,215

		$1,697,478

Insured-Electric Utilities — 5.7%
Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$400	$403,764
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	220	257,371
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	250	293,008
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	284,840
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	435	508,180

		$1,747,163

Insured-General Obligations — 18.3%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,167,477
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	668,993
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	302,418
Detroit School District, (AGM), 5.25%, 5/1/32	300	334,491
Detroit School District, (FGIC), 4.75%, 5/1/28	650	650,344
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,137,500
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,329,300

		$5,590,523

Insured-Hospital — 2.8%
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$860	$860,447

		$860,447

Insured-Lease Revenue/Certificates of Participation — 7.1%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$429,740
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	4,300	1,739,866

		$2,169,606

Insured-Special Tax Revenue — 1.6%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$2,545	$210,802
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,685	268,724

		$479,526

	N(000.000.000	N(000.000.000

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 3.3%
Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$1,000	$1,019,980

		$1,019,980

Insured-Transportation — 3.4%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,050,120

		$1,050,120

Insured-Water and Sewer — 10.9%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$574,778
Detroit, Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,650	1,650,677
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,096,200

		$3,321,655

Special Tax Revenue — 4.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$123,033
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	133,145
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,128,250
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	126,543

		$1,510,971

Water and Sewer — 9.7%
Ann Arbor, Sewage Disposal System, 4.75%, 7/1/32	$320	$343,206
Detroit, Water Supply System, 5.25%, 7/1/41	750	784,020
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	790	978,391
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/30	500	579,515
Port Huron, Water Supply System, 5.25%, 10/1/31	250	270,843

		$2,955,975

Total Tax-Exempt Investments — 152.5% (identified cost $43,788,594)		$46,629,219

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.2)%		$(17,500,820)

Other Assets, Less Liabilities — 4.7%		$1,455,245

Net Assets Applicable to Common Shares — 100.0%		$30,583,644

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 38.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 12.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at February 29, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	7 U.S. 30-Year Treasury Bond	Short	$(985,730)	$(991,594)	$(5,864)

At February 29, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $5,864.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,761,623

Gross unrealized appreciation	$3,072,843
Gross unrealized depreciation	(205,247)

Net unrealized appreciation	$2,867,596

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$46,629,219	$—	$46,629,219
Total Investments	$—	$46,629,219	$—	$46,629,219

Liability Description
Futures Contracts	$(5,864)	$—	$—	$(5,864)
Total	$(5,864)	$—	$—	$(5,864)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012